Impairment of Assets	9 Months Ended
Sep. 30, 2011
Asset Impairment Charges [Abstract]
Asset Impairment Charges [Text Block]

Impairments are made up as follows:

	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

South Africa

Impairment of abandoned shaft pillar development at TauTona	9	-
Write-off of mining assets at Savuka	3	9
Impairment of Tau Lekoa (classified as held for sale in 2010)	-	8

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	2	-
Write-off of tailings storage facility at Iduapriem	-	8
Write-off of vehicles and heavy mining equipment at Geita	-	4

Americas

Write-off of mining assets at Serra Grande	-	3
	14	32